Touchstone Dynamic Equity Fund (Prospectus Summary): | Touchstone Dynamic Equity Fund
Touchstone Dynamic Equity Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Dynamic Equity Fund (the “Fund”) Prospectus and Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Dynamic Equity Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Fund’s Prospectus on page 8 and in the Fund’s Summary Prospectus on page 5.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Dynamic Equity Fund	Return Before Taxes	1.65%	(5.43%)	1.09%